     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
            AND FOR WHICH THAT REQUEST EXPIRED ON FEBRUARY 14, 2004.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

    /s/ Colin M. Lancaster      St. Francis, Wisconsin     February 17, 2004
  --------------------------- -------------------------- ---------------------
          (Signature)                (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE

        Report Summary:

        Number of Other Included Managers:                0

        Form 13F Information Table Entry Total:           9

        Form 13F Information Table Value Total:     $56,483 (thousands)

        List of Other Included Managers:            None

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                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
            Column1:              Column2:   Column3:   Column4:         Column5:            Column6:  Column7:       Column8:
                                                                   ----------------------
            Name of               Title of    CUSIP       Value    Shrs or  SH/PRN   Put/   Investment  Other      Voting Authority
                                                                                                                  ------------------
            Issuer                 Class      Number    (X$1000)   prn amt           Call   Discretion Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Airborne Inc                       Common    009269101    $5,393    275,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CAMINUS CORP                       Common    133766105    $4,324    486,400    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand Ice Cream Inc       Option    261878952        $0      2,250          Put        Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand Ice Cream Inc       Option    261878902        $0      9,000          Call       Sole                X
------------------------------------------------------------------------------------------------------------------------------------
ENZON INC                          Common    293904108    $2,345    206,600    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                     Common    71713U102   $27,136    626,700    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
RDO EQUIPMENT COMPANY CL-A         Common    749413100      $724    132,300    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
SCIOS INC                          Common    808905103    $8,966    203,500    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Panamerican Beverages Inc          Common    P74823108    $7,595    350,320    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------